Jan. 28, 2025
Amplify Cash Flow Dividend Leaders ETF
AMPLIFY CASH FLOW DIVIDEND LEADERS ETF
INVESTMENT OBJECTIVE

The Amplify Cash Flow Dividend Leaders ETF seeks investment results that generally track the total return performance (before fees and expenses) of the Kelly US Cash Flow Dividend Leaders Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Cash Flow Dividend Leaders ETF Amplify Cash Flow Dividend Leaders ETF
Management Fees	0.39%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%
Expense Waiver/Reimbursement	(0.39%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	none
[1]	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to waive the management fees for the Fund for assets under management up to $100 million from August 13, 2024 until at least September 11, 2025. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees on behalf of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Cash Flow Dividend Leaders ETF | Amplify Cash Flow Dividend Leaders ETF | USD ($)	none	86	180	455

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index, which will primarily include dividend paying U.S. equity securities. The Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Strategic Management, LLC (doing business as Kelly Intelligence), an investment sub-adviser to the Fund (“Kelly Intelligence”). The investment sub-advisors, Kelly Intelligence and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) manage the investment of the Fund’s assets under the direction of Amplify Investments LLC (the “Adviser”).

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s portfolio managers believe it is in the best interests of the fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Index. The Index uses an objective, rules-based methodology that comprises of at least 40 and up to 100 mid- to large-capitalization publicly traded equity securities of US companies exhibiting characteristics of high free cash flow and consistent dividend growth. A company’s “free cash flow” or “FCF” measures its cash flow from operations minus capital expenditures.

Index Methodology. The initial index universe is comprised of companies included in the Syntax US 1000 Index. The Syntax US 1000 Index is a broad-based US equity index that tracks the top 1000 companies within the Syntax US 3000 Index, excluding companies in the financials sector, as determined by Syntax LLC. The Syntax US 3000 Index is an index of the 3000 largest and most liquid mid-capitalization (generally defined as a company with a market value between $2 billion and $10 billion) and large-capitalization (generally defined as a company with a market value of over $10 billion) US listed publicly traded companies, as ranked by the total market value of each company’s shares that are available for public trading (i.e. its free float-adjusted market capitalization).

To be considered a candidate from the initial universe that is eligible for the Index ranking process, companies must have at least a three month $3 million average daily trading value (ADTV) based on at least one month of trading history and a positive Consensus Estimate (defined as the average consensus forward year FCFs and earnings estimates for such candidate, as determined by an average of publicly available forecasts made by industry analysts). Companies with no forward year estimates available for FCFs or earnings or negative average projected FCFs or earnings are removed from the Index. The remaining securities are ranked in descending order separately by Trailing FCF Yield (defined as trailing 12-month free cash flow dividends by enterprise value) and Forward FCF Yield (defined as estimated forward-year free cash flow per share divided by share price).

For each candidate, an “FCF Yield Rank” is created by averaging a candidate’s Trailing FCF Yield rank and Forward FCF Yield rank. From the eligible candidates, the 100 securities with the highest FCF Yield Rank will be selected. A candidate’s Consensus Estimate will be used as a ranking tiebreaker, if necessary. Once selected the securities are then screened based on the following criteria:

•        A security with an indicated dividend yield within the top 10% of the universe is excluded, as defined by the above criteria. Indicated dividend yield is calculated by taking the product of the most recent dividend per share paid and the announced frequency divided by the current price.

•        A security must have a positive consensus earnings forecast and a payout ratio less than 75%. Payout ratio is forward-looking and calculated by dividing the forward 12-month indicated dividend by the forward 12-month consensus earnings per share forecast.

•        A security must be currently paying dividends, have grown its trailing 12-month dividends for three consecutive years and have grown one or both of its trailing 12-month dividends and indicated dividend yield compared to the previous quarter. The dividend growth condition is considered met if either the current annualized dividend rate or the trailing 12-month aggregated dividend increased from the previous to the current Index reconstitution date; provided, however, that if a current Index constituent fails to raise its dividend but does not decrease its dividend and executes share repurchases in the preceding 12 months, resulting in a net decrease in its shares outstanding, the constituent will remain in the Index.

The minimum amount of constituents is 40. The eligible securities that meet the above criteria are selected in order of their FCF Yield Rank until either 40 securities are selected, or all of the isolated securities are selected. Each security selected pursuant to the previous sentence is initially given a 2.5% position weighting in the Index. If less than 40 securities are selected, then the eligible securities within the top 100 by FCF Yield Rank that have grown one or both of their trailing 12-month dividends and indicated dividend yield compared to the previous quarter are selected. If less than 50 securities are selected after completing the foregoing, then securities are selected from the remaining eligible securities in order of their FCF Yield Rank until 50 securities are selected. Each security selected pursuant to the previous two sentences is initially weighted relative to one another by “Composite FCF Yield” (defined as the average of Trailing FCF Yield and Forward FCF Yield), subject to an initial maximum Index weight of 2%. The final Index weight of each industry represented in the Index is capped at 24%, which may modify the final Index weights of the individual constituents.

The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each rebalance and reconstitution of the Index, Index constituents are determined based on data as of the last business day in each of February, May August and November. As of September 30, 2024, the Index consisted of 54 securities.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 10.44% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -4.90% (quarter ended June 30, 2024).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Amplify Cash Flow Dividend Leaders ETF	Label	1 Year	Since Inception	Inception Date
Amplify Cash Flow Dividend Leaders ETF	Return Before Taxes	11.18%	15.68%	Sep. 12, 2023
Amplify Cash Flow Dividend Leaders ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	10.56%	15.02%	Sep. 12, 2023
Amplify Cash Flow Dividend Leaders ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.94%	11.92%	Sep. 12, 2023
Kelly US Cash Flow Dividend Leaders Index (reflects no deduction for fees, expenses or taxes)	Kelly US Cash Flow Dividend Leaders Index (reflects no deduction for fees, expenses or taxes)	11.42%	15.89%	Sep. 12, 2023
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	25.43%	Sep. 12, 2023

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.